Deferred Taxation - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 123	¥ (240)
(Charged)/ credited to profit or loss	123	294	¥ 162
Charged to other comprehensive income	31	69
At the end of the year	831	123	(240)
IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	94,416
Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	123
At the end of the year		123
Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	677	(240)
At the end of the year		677	(240)
Provision for lease return costs for aircraft and engines [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Charged to other comprehensive income	193
At the end of the year	1,075
Provision for lease return costs for aircraft and engines [Member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	882
At the end of the year		882
Provision for lease return costs for aircraft and engines [Member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the end of the year	882
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	126
(Charged)/ credited to profit or loss	(73)	75
Charged to other comprehensive income	0
At the end of the year	53	126
Impairment provision for flight equipment spare parts [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Impairment provision for flight equipment spare parts [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	126
At the end of the year		126
Impairment provision for flight equipment spare parts [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	126	51
At the end of the year		126	51
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	75
(Charged)/ credited to profit or loss	1	3
Charged to other comprehensive income	0
At the end of the year	76	75
Impairment provision for receivables [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Impairment provision for receivables [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	75
At the end of the year		75
Impairment provision for receivables [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	75	72
At the end of the year		75	72
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	103
(Charged)/ credited to profit or loss	(2)	(1)
Charged to other comprehensive income	0
At the end of the year	101	103
Impairment provision for property, plant, and equipment [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Impairment provision for property, plant, and equipment [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	103
At the end of the year		103
Impairment provision for property, plant, and equipment [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	103	104
At the end of the year		103	104
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	7
(Charged)/ credited to profit or loss	0	(78)
Charged to other comprehensive income	(1)	3
At the end of the year	6	7
Derivative financial instruments [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Derivative financial instruments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	7
At the end of the year		7
Derivative financial instruments [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	7	82
At the end of the year		7	82
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	89
(Charged)/ credited to profit or loss	(18)	60
Charged to other comprehensive income	0
At the end of the year	71	89
Other payables and accruals [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Other payables and accruals [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	89
At the end of the year		89
Other payables and accruals [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	89	29
At the end of the year		89	29
Loss to cover [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	66
At the end of the year	66
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	2
(Charged)/ credited to profit or loss	(1)	(3)
Charged to other comprehensive income	0
At the end of the year	1	2
Aged payables [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Aged payables [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	2
At the end of the year		2
Aged payables [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	2	5
At the end of the year		2	5
Net deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	456
(Charged)/ credited to profit or loss	147	110
Charged to other comprehensive income	(1)	3
At the end of the year	1,484	456
Net deferred tax assets [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	882
At the end of the year		882
Net deferred tax assets [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	456
At the end of the year		456
Net deferred tax assets [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1,338	343
At the end of the year		1,338	343
Lease liabilities/Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(328)
(Charged)/ credited to profit or loss	(24)
Charged to other comprehensive income	0
At the end of the year	(352)	(328)
Lease liabilities/Right-of-use assets [member] | IFRS 9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(328)
At the end of the year		(328)
Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss		56
Accumulated depreciation and amortization [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year		(56)
At the end of the year			(56)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(55)
(Charged)/ credited to profit or loss	0
Charged to other comprehensive income	37	(17)
At the end of the year	(18)	(55)
Derivative financial instruments [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Derivative financial instruments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(55)
At the end of the year		(55)
Derivative financial instruments [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(55)	(38)
At the end of the year		(55)	(38)
Net deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(333)
(Charged)/ credited to profit or loss	(24)	184
Charged to other comprehensive income	32	66
At the end of the year	(653)	(333)
Net deferred tax liabilities [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(328)
At the end of the year		(328)
Net deferred tax liabilities [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(333)
At the end of the year		(333)
Net deferred tax liabilities [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(661)	(583)
At the end of the year		(661)	(583)
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
(Charged)/ credited to profit or loss	(6)	6
Charged to other comprehensive income	0
At the end of the year	0	6
Assets at fair value through profit or loss [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Assets at fair value through profit or loss [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
At the end of the year		6
Assets at fair value through profit or loss [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
At the end of the year		6
Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	42
(Charged)/ credited to profit or loss	(7)	42
Charged to other comprehensive income	0
At the end of the year	35	42
Government Grants [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Government Grants [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	42
At the end of the year		42
Government Grants [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	42
At the end of the year		42
Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
(Charged)/ credited to profit or loss	(6)	6
Charged to other comprehensive income	0
At the end of the year	0	6
Sale and lease back transaction [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Sale and lease back transaction [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
At the end of the year		6
Sale and lease back transaction [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
At the end of the year		6
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(278)
(Charged)/ credited to profit or loss	0
Charged to other comprehensive income	(5)	83
At the end of the year	(283)	(278)
Investments in equity instruments designated at fair value through other comprehensive income [member] | IFRS16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 16	0
Investments in equity instruments designated at fair value through other comprehensive income [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(278)
At the end of the year		(278)
Investments in equity instruments designated at fair value through other comprehensive income [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ (278)	(361)
At the end of the year		(278)	(361)
Passenger ticket breakage [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss		128
Passenger ticket breakage [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year		¥ (128)
At the end of the year			¥ (128)